Note 14 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gain on derivatives, net	$ 637,697	$ 1,218,375	$ 3,189,610
Not Designated as Hedging Instrument [Member]
Gain on derivatives, net	637,697	1,218,375	3,189,610
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Unrealized Gain (Loss) [Member]
Gain on derivatives, net	86,340	(1,923,681)	2,181,855
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain on derivatives, net	218,454	1,941,446	(137,915)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Unrealized Gain (Loss) [Member]
Gain on derivatives, net	1,287,720	(1,328,550)	40,830
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Realized Gain (Loss) [Member]
Gain on derivatives, net	$ (954,817)	$ 2,529,160	$ 1,104,840